Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
22. Income Taxes
Teekay and a majority of its subsidiaries are not subject to income tax in the jurisdictions in which they are incorporated because they do not conduct business or operate in those jurisdictions. However, among others, the Company’s U.K. and Norwegian subsidiaries are subject to income taxes.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2019 $	December 31, 2018 $
Deferred tax assets:
Vessels and equipment	1,646	5,868
Tax losses carried forward and disallowed finance costs (1)	164,009	155,910
Other	19,674	10,545
Total deferred tax assets	185,329	172,323
Deferred tax liabilities:
Vessels and equipment	22,913	18,037
Provisions	6,512	5,588
Other	—	2,060
Total deferred tax liabilities	29,425	25,685
Net deferred tax assets	155,904	146,638
Valuation allowance	(153,302)	(144,560)
Net deferred tax assets	2,602	2,078

(1)
Substantially all of the Company's estimated net operating loss carryforwards of $878.3 million relates primarily to its U.K., Spanish, Norwegian and Luxembourg subsidiaries and, to a lesser extent, to its Australian subsidiaries. The Company had estimated disallowed finance costs in Spain and Norway of approximately $15.1 million and $15.0 million, respectively, at December 31, 2019, which are available for 18 years and 10 years, respectively, from the year the costs are incurred for offset against future taxable income in Spain and Norway, respectively. The Company's estimated tax losses in Luxembourg are available for offset against taxable future income in Luxembourg, either indefinitely for losses arising prior to 2017, or for 17 years for losses arising subsequent to 2016.

Deferred tax balances are presented in other non-current assets in the accompanying consolidated balance sheets.

The components of the provision for income tax expense are as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Current	(25,563)	(17,458)	(11,997)
Deferred	81	(2,266)	(235)
Income tax expense	(25,482)	(19,724)	(12,232)

Included in the Company's current income tax expense are provisions for uncertain tax positions relating to freight taxes. The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions of the trading activity of its vessels. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at the time. Such information may include legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly. The tax years 2008 through 2019 remain open to examination by some of the major jurisdictions in which the Company is subject to tax.

The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Net loss before taxes	(123,504)	(38,023)	(516,840)
Net loss not subject to taxes	(91,925)	(104,465)	(297,688)
Net (loss) income subject to taxes	(31,579)	66,442	(219,152)
At applicable statutory tax rates	(4,352)	15,177	(51,471)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	25,177	4,639	64,164
Other	4,657	(92)	(461)
Tax expense related to the year	25,482	19,724	12,232

The following is a roll-forward of the Company’s uncertain tax positions, recorded in other long-term liabilities, from January 1, 2017 to December 31, 2019:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Balance of unrecognized tax benefits as at January 1	40,556	31,061	19,492
Increases for positions related to the current year	5,829	9,297	2,631
Changes for positions taken in prior years	19,119	981	3,475
Decreases related to statute of limitations	(2,546)	(783)	(1,562)
Increase due to acquisition of TIL	—	—	8,528
Decrease due to deconsolidation of Altera	—	—	(1,503)
Balance of unrecognized tax benefits as at December 31	62,958	40,556	31,061

The majority of the net increase for positions relates to the potential tax on freight income on changes for positions taken in prior years and an increased number of voyages for the year ended December 31, 2019.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The interest and penalties on unrecognized tax benefits are included in the roll-forward schedule above, and are increases of approximately $13.2 million, $9.2 million and $6.4 million in 2019, 2018 and 2017, respectively.